UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/14

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Institutional Reserves
Funds

SEMIANNUAL REPORT June 30, 2014

Contents

The Funds
A Letter from the President	3
Discussion of Fund Performance	4
Understanding Your Fund’s Expenses	6
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21
Information About the Renewal of
the Funds’ Management Agreement	25

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Dreyfus Institutional Reserves Funds

The Funds

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Reserves Funds, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer maturity bonds defied many analysts’ expectations over the first half of 2014 when long-term interest rates moderated and prices of U.S. government securities climbed amid a weather-related economic contraction during the first quarter of the year. Nonetheless, yields of money market instruments remained stable, anchored near historical lows by an unchanged federal funds rate, and the Federal Reserve Board has reiterated that short-term interest rates could remain at prevailing levels at least through the beginning of 2015.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for some financial assets over the remainder of the year, the likelihood of rising long-term interest rates suggests that selectivity and a long-term perspective could become more important determinants of potential investment success. As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

The Funds 3

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF
FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, the three Dreyfus Institutional Reserves Funds listed below produced the following annualized yields and annualized effective yields:1

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares	0.02	0.02
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00

Stocks and long-term bonds encountered heightened volatility stemming from changing global economic and political conditions over the first half of 2014. Nonetheless, money market yields remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

Mixed Economic Data Produced Greater Uncertainty

The reporting period began in the midst of an accelerating economic recovery, as evidenced by a decline in the unemployment rate to 7.0% by the end of 2013. The Federal Reserve Board (the “Fed”) had responded in December to improved economic data by modestly reducing its monthly bond purchases for the first time since signaling its intention to do so six months earlier.These developments helped drive yields of 10-year U.S. Treasury securities above 3% for the first time in two years.

Market sentiment suffered a setback in January 2014, when investors worried that economic and political instability in the emerging markets could derail the U.S. recovery. As a result, long-term bond yields began to moderate. However, corporate earnings growth remained strong, the U.S. unemployment rate declined to 6.6% with the addition of 144,000 new jobs, and the Fed announced its second reduction in quantitative easing. The U.S. economy showed additional signs of strength in February, when the manufacturing and service sectors posted gains and 222,000 new jobs were created. The unemployment rate ticked upward to 6.7%.

Job creation remained robust in March with the addition of 203,000 positions, but the unemployment rate was unchanged. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes. On the other hand, the housing market recovery appeared to level off, and the U.S. Department of Commerce announced that U.S. GDP contracted at a surprising 2.9% annualized rate over the first quarter. Economists attributed the contraction to reduced export activity, slowing inventory accumulation by businesses, and the dampening effects of severe winter weather on corporate spending and housing market activity.

Housing starts surged and home sales increased in April, lending credence to expectations of reaccelerating economic growth in the spring.There were 304,000 new jobs created across a broad range of industries during the month.The unemployment rate fell sharply to 6.3%, but some of the decline in unemployment was attributed to discouraged job-seekers leaving the workforce. The Fed announced another gradual cutback in quantitative easing in April. In May, nonfarm payroll employment rose by 224,000, and the unemployment rate was unchanged at 6.3%. Meanwhile, manufacturing activity accelerated for the fourth consecutive month and personal incomes posted a healthy gain. These developments provided ample evidence that warmer weather had sparked a resumption of the economic recovery.

The U.S. economy continued to show signs of renewed strength in June, when 288,000 jobs were created and the unemployment rate dipped to 6.1%. In addition, data released during the month indicated that manufacturing activity, personal incomes, and home sales continued to grow. Perhaps most notably, inflation began to accelerate as the Consumer Price Index climbed 2.1% compared to one year earlier.

Short-Term Rates Likely to Stay Low

Despite turbulence among intermediate- and long-term interest rates over the reporting period, money market yields remained steady near 0%. In addition, yield differences along the market’s maturity spectrum stayed relatively narrow.

Monetary policymakers backed away from previous unemployment and inflation targets in reiterating that they are unlikely to raise short-term interest rates this year. Moreover, we continue to expect regulators to issue changes to the rules governing some money market funds over the coming weeks.Therefore, as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we have remained focused on well-established issuers with good liquidity characteristics.

July 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields
fluctuate.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Funds 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$.69	$.79	$.79	$ .79	$.79
Ending value (after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Annualized expense ratio (%)	.14	.16	.16	.16	.16
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.25	$.25	$.25	$25	$.25
Ending value (after expenses)	$ 1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Annualized expense ratio (%)	.05	.05	.05	.05	.05
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.20	$.15	—	$.20	—
Ending value (after expenses)	$1,000.00	$1,000.00	—	$1,000.00	—
Annualized expense ratio (%)	.04	.03	—	.04	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$ .70	$.80	$.80	$.80	$.80
Ending value (after expenses)	$1,024.10	$1,024.00	$1,024.00	$1,024.00	$1,024.00
Annualized expense ratio (%)	.14	.16	.16	.16	.16
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.25	$.25	$.25	$.25	$.25
Ending value (after expenses)	$1,024.55	$1,024.55	$1,024.55	$1,024.55	$1,024.55
Annualized expense ratio (%)	.05	.05	.05	.05	.05
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.20	$.15	—	$.20	—
Ending value (after expenses)	$1,024.60	$1,024.65	—	$1,024.60	—
Annualized expense ratio (%)	.04	.03	—	.04	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Funds 7

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit—33.9%
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%, 12/11/14	75,000,000		75,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
0.18%, 8/8/14	100,000,000	[a]	100,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.25%, 9/8/14	50,000,000	[a]	50,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 8/1/14	100,000,000		100,000,000
Norinchukin Bank (Yankee)
0.20%, 8/12/14	100,000,000		100,000,000
Rabobank Nederland (Yankee)
0.22%, 11/3/14	40,000,000		40,000,000
Royal Bank of Canada (Yankee)
0.27%, 7/1/14	50,000,000	[b]	50,000,000
Standard Chartered Bank (Yankee)
0.20%, 8/27/14	50,000,000	[a]	50,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 7/23/14—12/3/14	125,000,000	[a]	125,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.20%, 9/16/14	100,000,000		100,000,000
Svenska Handelsbanken Inc (Yankee)
0.20%, 7/21/14	50,000,000	[a]	50,000,139
Toronto Dominion Bank NY (Yankee)
0.21%—0.22%, 7/7/14—7/23/14	100,000,000	[b]	100,000,000
Wells Fargo Bank, NA
0.27%, 7/1/14	80,000,000	[b]	80,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,020,000,139)			1,020,000,139

Commercial Paper—21.6%
Australia and New Zealand Banking Group Ltd.
0.17%, 7/7/14	50,000,000	[a,b]	50,000,000
Bank of Nova Scotia
0.18%, 7/11/14	50,000,000		49,997,569
BNP Paribas Finance Inc.
0.20%, 7/7/14	70,000,000		69,997,667
National Australia Funding (DE) Inc.
0.23%, 8/14/14	100,000,000	[a,b]	100,000,000
Nordea Bank AB
0.20%, 7/22/14	80,000,000	[a]	79,990,900
NRW Bank
0.12%, 7/25/14	50,000,000	[a]	49,996,000

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)		Value ($)

Commercial Paper (continued)
Prudential Funding LLC
0.06%, 7/1/14	80,000,000		80,000,000
Svenska Handelsbanken Inc.
0.20%, 10/29/14	70,000,000	[a]	69,953,333
Westpac Banking Corp.
0.31%, 7/1/14	100,000,000	[a,b]	100,000,000
Total Commercial Paper
(cost $649,935,469)			649,935,469

Asset-Backed Commercial Paper—5.8%
CHARTA
0.15%, 8/7/14	50,000,000	[a]	49,992,292
Collateralized Commercial Paper II Co., LLC
0.29%, 12/29/14	25,000,000	[a]	24,963,549
Collateralized Commercial Paper Program Co., LLC
0.30%, 11/24/14	100,000,000		99,878,333
Total Asset-Backed Commercial Paper
(cost $174,834,174)			174,834,174

Time Deposits—5.6%
Credit Agricole (Grand Cayman)
0.07%, 7/1/14	100,000,000		100,000,000
Natixis New York (Grand Cayman)
0.05%, 7/1/14	69,000,000		69,000,000
Total Time Deposits
(cost $169,000,000)			169,000,000

U.S. Government Agency—1.5%
Federal Home Loan Bank
0.00%, 7/1/14
(cost $46,000,000)	46,000,000		46,000,000

Repurchase Agreements—31.6%
ABN AMRO Bank N.V.
0.08%, dated 6/30/14, due 7/1/14 in the amount of $210,000,467
(fully collateralized by $772,009 U.S. Treasury Bills, due 8/21/14, value $771,985, $12,179,516 U.S. Treasury Bonds, 2.75%-8.50%,
due 2/15/20-11/15/42, value $16,057,990, $444,226 U.S. Treasury
Inflation Protected Securities, 0.38%, due 7/15/23, value $461,560 and $195,231,438 U.S. Treasury Notes, 0.25%-2.63%,
due 12/31/14-8/15/21, value $196,908,476)	210,000,000		210,000,000

The Funds 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Credit Agricole CIB
0.07%, dated 6/30/14, due 7/1/14 in the amount of $100,000,194
(fully collateralized by $5,244,755 U.S. Treasury Bills, due 6/25/15,
value $5,238,939, $45,162,416 U.S. Treasury Inflation Protected
Securities, 0.13%-3.38%, due 1/15/15-2/15/42, value $53,938,532 and $42,391,545 U.S. Treasury Notes, 0.75%-3.63%,
due 3/31/16-5/31/21, value $42,822,533)	100,000,000	100,000,000
Federal Reserve Bank of New York,
0.05%, dated 6/30/14, due 7/1/14 in the amount of $500,000,694
(fully collateralized by $389,799,100 U.S. Treasury Bonds, 4.75%,
due 2/15/41, value $500,000,797)	500,000,000	500,000,000
Societe Generale
0.09%, dated 6/30/14, due 7/1/14 in the amount of $143,000,358
(fully collateralized by $6,742,132 U.S. Treasury Bills, due 9/18/14-10/30/14,
value $6,741,633, $178,972 U.S. Treasury Bonds, 3.75%-4.38%, due 5/15/40-8/15/41, value $206,646, $97,340,116 U.S. Treasury
Inflation Protected Securities, 0.13%-3.88%, due 7/15/14-2/15/44,
value $121,113,955 and $17,570,108 U.S. Treasury Notes,
0.63%-2.50%, due 2/28/15-5/15/24, value $17,797,777)	143,000,000	143,000,000
Total Repurchase Agreements
(cost $953,000,000)		953,000,000

Total Investments (cost $3,012,769,782)	100.0%	3,012,769,782

Cash and Receivables (Net)	.0%	67,865

Net Assets	100.0%	3,012,837,647

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to $899,896,213 or 29.9% of net assets.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	58.4	Asset-Backed/Multi-Seller Programs	1.7
Repurchase Agreements	31.6	U.S. Government Agency	1.5
Asset-Backed/Banking	4.1
Finance	2.7		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—12.6%
6/25/15
(cost $149,831,719)	0.11	150,000,000	149,831,719

Repurchase Agreements—87.4%
ABN AMRO Bank N.V.
dated 6/30/14, due 7/1/14 in the amount of $200,000,444
(fully collateralized by $735,246 U.S. Treasury Bills, due 8/21/14, value $735,223, $11,599,539 U.S. Treasury Bonds, 2.75%-8.50%,
due 2/15/20-11/15/42, value $15,293,324, $423,072 U.S. Treasury
Inflation Protected Securities, 0.38%, due 7/15/23, value $439,581 and $185,934,703 U.S. Treasury Notes, 0.25%-2.63%,
due 12/31/14-8/15/21, value $187,531,882)	0.08	200,000,000	200,000,000
Bank of Nova Scotia
dated 6/30/14, due 7/1/14 in the amount of $200,000,444
(fully collateralized by $47,713,060 U.S. Treasury Bonds,
3.50%-8.13%, due 2/15/21-11/15/43, value $54,046,149,
$51,993,960 U.S. Treasury Inflation Protected Securities,
0.13%-3.63%, due 4/15/15-2/15/43, value $57,565,840
and $89,068,020 U.S. Treasury Notes, 0.25%-4.50%,
due 7/31/15-2/15/21, value $92,388,012)	0.08	200,000,000	200,000,000
Barclays Capital, Inc.
dated 6/30/14, due 7/1/14 in the amount of $62,000,121
(fully collateralized by $87,183,736 U.S. Treasury Strips,
due 5/15/18-8/15/40, value $63,240,000)	0.07	62,000,000	62,000,000
BNP Paribas
dated 6/30/14, due 7/1/14 in the amount of $80,000,200
(fully collateralized by $44,218,600 U.S. Treasury Bonds, 4.75%, due 2/15/41, value $56,719,821 and $24,876,400 U.S. Treasury Notes,
1.25%-1.38%, due 11/30/15-10/31/19, value $24,880,247)	0.09	80,000,000	80,000,000
Citibank, NA
dated 6/30/14, due 7/1/14 in the amount of $100,000,167
(fully collateralized by $101,004,300 U.S. Treasury Notes, 0.75%-3.75%,
due 8/31/14-1/31/20, value $102,000,050)	0.06	100,000,000	100,000,000
Credit Agricole CIB
dated 6/30/14, due 7/1/14 in the amount of $200,000,389
(fully collateralized by $10,489,510 U.S. Treasury Bills, due 6/25/15,
value $10,477,878, $90,324,832 U.S. Treasury Inflation Protected
Securities, 0.13%-3.38%, due 1/15/15-2/15/42, value $107,877,065 and $84,783,091 U.S. Treasury Notes, 0.75%-3.63%,
due 3/31/16-5/31/21, value $85,645,066)	0.07	200,000,000	200,000,000

The Funds 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Annualized
		Yield on
		Date of	Principal
Dreyfus Institutional Reserves Treasury Fund (continued)		Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Deutsche Bank Securities Inc.
dated 6/30/14, due 7/1/14 in the amount of $100,000,139
(fully collateralized by $135,875 U.S. Treasury Floating Rate Notes,
0.07%, due 1/31/16, value $135,850, $11,844,900 U.S. Treasury
Inflation Protected Securities, 3.63%, due 4/15/28, value $24,475,276 and $75,968,350 U.S. Treasury Notes, 0.63%-2.63%,
due 10/15/16-8/15/20, value $77,388,894)		0.05	100,000,000	100,000,000
Merrill Lynch & Co. Inc.
dated 6/30/14, due 7/1/14 in the amount of $100,000,167
(fully collateralized by $147,926,136 U.S. Treasury Strips,
due 5/15/24-5/15/27, value $102,000,000)		0.06	100,000,000	100,000,000
Total Repurchase Agreements
(cost $1,042,000,000)				1,042,000,000

Total Investments (cost $1,191,831,719)			100.0%	1,191,831,719

Cash and Receivables (Net)			.0%	390,599

Net Assets			100.0%	1,192,222,318

Portfolio Summary (Unaudited)†

	Value (%)			Value (%)
Repurchase Agreements	87.4	U.S. Treasury Bills		12.6
				100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

		Annualized
		Yield on
		Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund		Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—77.2%
7/3/14		0.09	15,000,000	14,999,928
7/10/14		0.01	77,000,000	76,999,728
7/17/14		0.04	98,000,000	97,998,242
7/24/14		0.03	135,000,000	134,997,575
7/31/14		0.02	50,000,000	49,999,167
9/11/14		0.04	75,000,000	74,994,750
9/25/14		0.02	50,000,000	49,997,312
12/18/14		0.07	15,000,000	14,995,396
Total U.S. Treasury Bills
(cost $514,982,098)				514,982,098

U.S. Treasury Notes—22.6%
8/31/14		0.05	70,000,000	70,273,106
9/30/14		0.05	80,000,000	80,462,175
Total U.S. Treasury Notes
(cost $150,735,281)				150,735,281
Total Investments (cost $665,717,379)			99.8%	665,717,379
Cash and Receivables (Net)			.2%	1,156,610
Net Assets			100.0%	666,873,989

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
U.S. Treasury Bills	77.2	U.S. Treasury Notes		22.6
				99.8

† Based on net assets.
See notes to financial statements.

The Funds 13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

			Dreyfus		Dreyfus
	Dreyfus		Institutional		Institutional
	Institutional		Reserves		Reserves
	Reserves		Treasury		Treasury Prime
	Money Fund		Fund		Fund
Assets ($):
Investments in securities at value—Note 1(a,b)†	3,012,769,782	[a]	1,191,831,719	[a]	665,717,379
Cash	—		448,232		160,814
Interest receivable	486,427		2,071		1,030,162
	3,013,256,209		1,192,282,022		666,908,355
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	376,141		59,704		15,938
Cash overdraft due to Custodian	42,372		—		—
Payable for shares of Beneficial Interest redeemed	49		—		18,428
	418,562		59,704		34,366
Net Assets ($)	3,012,837,647		1,192,222,318		666,873,989
Composition of Net Assets ($):
Paid-in capital	3,012,943,129		1,192,443,709		666,879,555
Accumulated net realized gain (loss) on investments	(105,482)		(221,391)		(5,566)
Net Assets ($)	3,012,837,647		1,192,222,318		666,873,989
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	1,213,066,102		125,240,015		310,550,387
Shares Outstanding	1,212,373,252		125,192,674		310,556,187
Net Asset Value Per Share ($)	1.00		1.00		1.00
Hamilton Shares
Net Assets ($)	1,331,348,169		161,022,502		9,056,274
Shares Outstanding	1,330,519,982		160,965,745		9,056,328
Net Asset Value Per Share ($)	1.00		1.00		1.00
Agency Shares
Net Assets ($)	18,183,214		9,103,588		—
Shares Outstanding	18,177,592		9,102,510		—
Net Asset Value Per Share ($)	1.00		1.00		—
Premier Shares
Net Assets ($)	323,733,591		665,242,007		347,267,328
Shares Outstanding	323,538,438		665,018,514		347,267,040
Net Asset Value Per Share ($)	1.00		1.00		1.00
Classic Shares
Net Assets ($)	126,506,571		231,614,206		—
Shares Outstanding	126,435,148		231,521,449		—
Net Asset Value Per Share ($)	1.00		1.00		—
† Investments at cost ($)	3,012,769,782		1,191,831,719		665,717,379

a Amount includes repurchase agreements of $953,000,000 for Dreyfus Institutional Reserves Money Fund and $1,042,000,000 for Dreyfus Institutional Reserves Treasury Fund.
See Note 1(b).

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014 (Unaudited)

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury Prime
	Money Fund	Fund	Fund
Investment Income ($):
Interest Income	2,463,862	320,260	136,074
Expenses:
Management fee—Note 2(a)	2,127,669	888,918	607,725
Service Plan fees—Note 2(b)	1,280,910	1,761,363	591,946
Trustees’ fees—Note 2(a,c)	26,665	12,594	7,137
Legal fees—Note 2(a)	15,203	7,117	3,860
Total Expenses	3,450,447	2,669,992	1,210,668
Less—reduction in expenses due to undertaking—Note 2(a)	(1,070,400)	(2,330,241)	(1,063,732)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a)	(26,665)	(12,594)	(7,137)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(15,203)	(7,117)	(3,860)
Net Expenses	2,338,179	320,040	135,939
Investment Income—Net	125,683	220	135
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(2,187)	105,567	(2,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	123,496	105,787	(1,867)

See notes to financial statements.

The Funds 15

STATEMENTS OF CHANGES IN ASSETS

	Dreyfus Institutional
	Reserves Money Fund
	Six Months Ended	Year Ended
	June 30, 2014	December 31,
	(Unaudited)	2013
Operations ($):
Investment income—net	125,683	502,995
Net realized gain (loss) on investments	(2,187)	18,797
Net Increase (Decrease) in Net Assets Resulting from Operations	123,496	521,792
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(125,349)	(395,814)
Hamilton Shares	(252)	(106,978)
Agency Shares	(2)	(6)
Premier Shares	(66)	(149)
Classic Shares	(14)	(48)
Total Dividends	(125,683)	(502,995)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	3,077,450,819	4,931,231,924
Hamilton Shares	2,640,677,744	5,864,208,730
Agency Shares	15,024,013	49,285,884
Premier Shares	431,636,744	1,540,052,054
Classic Shares	476,694,832	1,034,982,313
Dividends reinvested:
Institutional Shares	160	1,233
Hamilton Shares	—	732
Premier Shares	1	3
Classic Shares	14	48
Cost of shares redeemed:
Institutional Shares	(3,048,887,901)	(4,507,540,500)
Hamilton Shares	(2,980,966,423)	(5,662,297,970)
Agency Shares	(10,700,930)	(57,714,764)
Premier Shares	(508,868,166)	(1,476,861,484)
Classic Shares	(479,499,067)	(1,075,498,578)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(387,438,160)	639,849,625
Total Increase (Decrease) In Net Assets	(387,440,347)	639,868,422
Net Assets ($):
Beginning of Period	3,400,277,994	2,760,409,572
End of Period	3,012,837,647	3,400,277,994

See notes to financial statements.

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
Operations ($):
Investment income—net	220	698	135	260
Net realized gain (loss) on investments	105,567	27,097	(2,002)	1,508
Net Increase (Decrease) in Net Assets
Resulting from Operations	105,787	27,795	(1,867)	1,768
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(24)	(329)	(62)	(125)
Hamilton Shares	(33)	(56)	—[a]	(3)
Agency Shares	—[a]	(1)	—	—
Premier Shares	(123)	(245)	(73)	(132)
Classic Shares	(40)	(67)	—	—
Total Dividends	(220)	(698)	(135)	(260)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	226,614,376	1,015,713,490	400,226,959	786,597,028
Hamilton Shares	367,558,919	1,013,612,888	33,392,487	263,375,907
Agency Shares	8,832,120	7,530,021	—	—
Premier Shares	1,524,901,946	3,643,432,614	488,409,556	1,222,118,760
Classic Shares	305,320,887	604,421,690	—	—
Dividends reinvested:
Institutional Shares	11	12	16	32
Hamilton Shares	5	9	—	—
Premier Shares	2	4	—	—
Classic Shares	40	67	—	—
Cost of shares redeemed:
Institutional Shares	(276,210,417)	(953,510,182)	(432,424,530)	(717,185,743)
Hamilton Shares	(446,915,196)	(902,760,676)	(31,325,813)	(299,828,819)
Agency Shares	(3,140,616)	(7,585,024)	—	—
Premier Shares	(1,953,657,686)	(3,369,006,247)	(563,218,621)	(1,132,564,060)
Classic Shares	(268,453,547)	(574,662,722)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(515,149,156)	477,185,944	(104,939,946)	122,513,105
Total Increase (Decrease) In Net Assets	(515,043,589)	477,213,041	(104,941,948)	122,514,613
Net Assets ($):
Beginning of Period	1,707,265,907	1,230,052,866	771,815,937	649,301,324
End of Period	1,192,222,318	1,707,265,907	666,873,989	771,815,937

a Amount represents less than $1.
See notes to financial statements.

The Funds 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each Dreyfus Institutional Reserves Funds for the fiscal periodsindicated. All information reflects financial results for a single fund share.Total return shows how much your investment ineach fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the funds’ financial statements.

		Per Share Data ($)								Ratios/Supplemental Data (%)
								Ratio of		Ratio of		Ratio of Net
	Net Asset			Dividends	Net Asset			Total		Net		Investment		Net Assets
	Value	Net		from Net	Value			Expenses		Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)

Dreyfus Institutional
Reserves Money Fund
Institutional Shares
Six Months Ended June 30, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.01	[b]	.14	[b]	.14	[b]	.02	[b]	1,213,066
Year Ended December 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.14		.14		.04		1,184,394
2012	1.00	.001		(.001)	1.00	.12		.14		.14		.12		760,601
2011	1.00	.001		(.001)	1.00	.11		.14		.14		.12		767,737
2010	1.00	.002		(.002)	1.00	.21		.14		.14		.19		1,836,863
2009	1.00	.006		(.006)	1.00	.57		.17		.17		.61		2,451,271
Hamilton Shares
Six Months Ended June 30, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.19	[b]	.16	[b]	.00	[b,c]	1,331,348
Year Ended December 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.19		.17		.01		1,671,719
2012	1.00	.001		(.001)	1.00	.07		.19		.19		.07		1,469,811
2011	1.00	.001		(.001)	1.00	.07		.19		.19		.08		1,823,501
2010	1.00	.002		(.002)	1.00	.15		.19		.19		.15		3,481,446
2009	1.00	.005		(.005)	1.00	.51		.21		.21		.50		5,501,158
Agency Shares
Six Months Ended June 30, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.29	[b]	.16	[b]	.00	[b,c]	18,183
Year Ended December 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.29		.18		.00	[c]	13,861
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.29		.26		.00	[c]	22,295
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.29		.24		.01		21,794
2010	1.00	.001		(.001)	1.00	.06		.29		.28		.05		27,498
2009	1.00	.004		(.004)	1.00	.42		.32		.31		.42		42,799
Premier Shares
Six Months Ended June 30, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.44	[b]	.16	[b]	.00	[b,c]	323,734
Year Ended December 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.18		.00	[c]	400,990
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.26		.00	[c]	337,837
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.26		.00	[c]	416,300
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.33		.00	[c]	603,226
2009	1.00	.003		(.003)	1.00	.31		.47		.44		.36		828,469
Classic Shares
Six Months Ended June 30, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.69	[b]	.16	[b]	.00	[b,c]	126,507
Year Ended December 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.18		.00	[c]	129,314
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.26		.00	[c]	169,866
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.26		.00	[c]	177,397
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.33		.00	[c]	249,246
2009	1.00	.002		(.002)	1.00	.18		.72		.57		.18		537,810

a Amount represents less than $.001 per share.
b Annualized.
c Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)								Ratios/Supplemental Data (%)
								Ratio of		Ratio of		Ratio of Net
	Net Asset			Dividends	Net Asset			Total		Net		Investment		Net Assets
	Value	Net		from Net	Value			Expenses		Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)

Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares
Six Months Ended June 30, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.14	[c]	.05	[c]	.00	[b,c]	125,240
Year Ended December 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.14		.07		.00	[b]	174,820
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.14		.12		.02		112,618
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.14		.10		.01		125,472
2010	1.00	.001		(.001)	1.00	.05		.14		.13		.04		222,951
2009	1.00	.001		(.001)	1.00	.06		.15		.15		.06		504,846
Hamilton Shares
Six Months Ended June 30, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.19	[c]	.05	[c]	.00	[b,c]	161,023
Year Ended December 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.19		.07		.00	[b]	240,368
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.19		.14		.00	[b]	129,501
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.19		.10		.00	[b]	281,715
2010	1.00	.000	[a]	(.000)[a]	1.00	.02		.19		.18		.01		275,160
2009	1.00	.000	[a]	(.000)[a]	1.00	.03		.20		.19		.03		663,017
Agency Shares
Six Months Ended June 30, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.29	[c]	.05	[c]	.00	[b,c]	9,104
Year Ended December 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29		.08		.00	[b]	3,412
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29		.14		.00	[b]	3,467
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29		.12		.00	[b]	3,464
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29		.19		.00	[b]	5,366
2009	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32		.24		.01		6,925
Premier Shares
Six Months Ended June 30, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.44	[c]	.05	[c]	.00	[b,c]	665,242
Year Ended December 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44		.08		.00	[b]	1,093,976
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44		.14		.00	[b]	819,532
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44		.09		.00	[b]	1,024,524
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44		.19		.00	[b]	897,799
2009	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46		.22		.00	[b]	1,181,422
Classic Shares
Six Months Ended June 30, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.69	[c]	.05	[c]	.00	[b,c]	231,614
Year Ended December 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69		.08		.00	[b]	194,691
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69		.14		.00	[b]	164,935
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69		.10		.00	[b]	203,642
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69		.18		.00	[b]	215,275
2009	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.71		.22		.00	[b]	337,261

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.

See notes to financial statements.

The Funds 19

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)								Ratios/Supplemental Data (%)
								Ratio of		Ratio of		Ratio of Net
	Net Asset			Dividends	Net Asset			Total		Net		Investment		Net Assets
	Value	Net		from Net	Value			Expenses		Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)

Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares
Six Months Ended June 30, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.16	[c]	.04	[c]	.00	[b,c]	310,550
Year Ended December 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.16		.05		.00	[b]	342,749
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.16		.07		.00	[b]	273,337
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.16		.07		.00	[b]	579,982
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.16		.13		.00	[b]	514,407
2009	1.00	.000	[a]	(.000)[a]	1.00	.03		.17		.16		.04		556,723
Hamilton Shares
Six Months Ended June 30, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.20	[c]	.03	[c]	.00	[b,c]	9,056
Year Ended December 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.20		.06		.00	[b]	6,990
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.20		.08		.00	[b]	43,442
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.20		.08		.00	[b]	24,633
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.20		.13		.00	[b]	41,899
2009	1.00	.000	[a]	(.000)[a]	1.00	.01		.21		.17		.02		11,462
Premier Shares
Six Months Ended June 30, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.45	[c]	.04	[c]	.00	[b,c]	347,267
Year Ended December 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.45		.05		.00	[b]	422,077
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.45		.08		.00	[b]	332,522
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.45		.07		.00	[b]	244,127
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.45		.13		.00	[b]	255,513
2009	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46		.18		.00	[b]	290,749

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a “fund”), each a separate series of Dreyfus Institutional Reserves Funds (the “Company”), are registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund is a diversified open-end management investment company. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the funds’ investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund offers Institutional shares, Hamilton shares and Premier shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund also offer Agency shares and Classic shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the funds will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Funds 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

At June 30, 2014, all of the securities in each fund were considered Level 2 of the fair value hierarchy.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund may enter into repur-

chase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. Each fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended June 30, 2014, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the

Statements of Operations. During the period ended June 30, 2014, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), each fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 1 summarizes each fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2013.

The tax character of distributions paid to shareholders for each fund during the fiscal year ended December 31, 2013 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2014, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is computed at the annual rates of .14%, .14% and .16%, respectively, of the value of each fund’s average daily net assets and is payable monthly. Pursuant to each fund’s management agreement, the Manager has agreed to reduce its management fee in an amount equal to theTrustees’ fees and expenses of independent counsel of each fund. During the period ended June 30, 2014, fees reimbursed by the Manager amounted to $41,868 for Dreyfus Institutional Reserves Money Fund, $19,711 for Dreyfus Institutional Reserves Treasury Fund and $10,997 for Dreyfus Institutional Reserves Treasury Prime Fund.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage commissions and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the funds’ Hamilton shares, Agency shares, Premier shares and Classic shares, Service Plan expenses.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is

Table 1—Capital Loss Carryover

						Post-Enactment
						Short-Term
	2014($)†	2015($)†	2016($)†	2017($)†	2018($)†	Losses ($)††	Total
Dreyfus Institutional Reserves Money Fund	—	14,477	—	—	—	88,818	103,295
Dreyfus Institutional Reserves Treasury Fund	214,682	112,276	—	—	—	—	326,958
Dreyfus Institutional Reserves Treasury Prime Fund	—	—	3,548	—	16	—	3,564

†     If not applied, the carryovers expire in the above fiscal years.

† † Post-enactment short-term capital losses can be carried forward for an unlimited period.

The Funds 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

voluntary and not contractual, and may be terminated at any time. Table 2 summarizes the reduction in expenses for each relevant class of each fund pursuant to the undertakings during the period ended June 30, 2014.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Hamilton shares, Agency shares, Premier shares and Classic shares, each fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. For Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, the Service Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton,Agency, Premier and Classic shares, respectively.The Service Plan provides for payments to be made at annual rates of .04% and .29% for Dreyfus Institutional Reserves Treasury Prime Fund’s Hamilton and Premier shares’ average daily net assets, respectively.The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 3 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended June 30, 2014.

Table 4 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex.Annual retainer fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended 2-year transition period to comply with such structural requirements.At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

Table 2—Expense Reductions

	Institutional	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	983	197,289	7,339	521,812	342,977
Dreyfus Institutional Reserves Treasury Fund	60,182	133,823	4,084	1,345,968	786,184
Dreyfus Institutional Reserves Treasury Prime Fund	215,241	5,926	—	842,565	—

Table 3—Service Plan Fees

		Hamilton	Agency	Premier	Classic
		Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund		352,093	8,635	562,607	357,575
Dreyfus Institutional Reserves Treasury Fund		48,559	2,599	1,031,255	678,950
Dreyfus Institutional Reserves Treasury Prime Fund		1,426	—	590,520	—

Table 4—Due to The Dreyfus Corporation and Affiliates

		Management		Service Plan	Less Expense
			Fees ($)	Fees ($)	Reimbursement ($)
Dreyfus Institutional Reserves Money Fund			339,050	195,889	(158,798)
Dreyfus Institutional Reserves Treasury Fund			131,969	277,461	(349,726)
Dreyfus Institutional Reserves Treasury Prime Fund			84,038	83,067	(151,167)

INFORMATION ABOUT THE RENEWAL OF THE
FUNDS’ MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Board of Trustees held on April 24, 2014, the Board considered the renewal of each fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (each, the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of each Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. For each fund, Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the funds.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. For each fund, the Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to each fund and its comparison funds.

DREYFUS INSTITUTIONAL RESERVES TREASURY PRIME FUND

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below (by one or two basis points) the Performance Group medians and below (by one basis point) the Performance Universe medians for all periods.The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results

The Funds 25

INFORMATION ABOUT THE RENEWAL OF THE FUNDS’ MANAGEMENT AGREEMENT (Unaudited) (continued)

of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (lowest total expenses in the Expense Group and Expense Universe). The Board also considered the current fee waiver arrangement undertaken by Dreyfus.

DREYFUS INSTITUTIONAL RESERVES TREASURY FUND

The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at or below (by one basis point) the Performance Group and Performance Universe medians, including several periods in the first quartiles of the Performance Group and Performance Universe.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver arrangement undertaken by Dreyfus.

DREYFUS INSTITUTIONAL RESERVES MONEY FUND

The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at or below (by two basis points) the Performance Group medians and above the Performance Universe medians for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group), the fund’s actual management fee was at the

Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Other Dreyfus Fund Fees. For each fund, Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. With respect to Dreyfus Institutional Reserves Treasury Prime Fund and Dreyfus Institutional Reserves Treasury Fund, the Board also noted the fee waiver arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under each Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each fund and the extent to which economies of scale would be realized if a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in a fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined, as to each fund, as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately consid- ered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of each Agreement was in the best interests of the fund and its respective shareholders.

The Funds 27

For More Information

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621
E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.
Mail Dreyfus Cash Investment Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund’s holdings as of the end of the previous business day.
The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)                            Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 21, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    August 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)